Document and Entity Information	12 Months Ended
Dec. 31, 2024
Document and Entity Information [Abstract]
Document Type	PRE 14A
Entity Registrant Name	Aclaris Therapeutics, Inc.
Entity Central Index Key	0001557746
Amendment Flag	false